Company's Carrying Value and Fair Value of Fixed Rate Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013
Senior notes (issued February 9, 2011)	$ 207,430	$ 242,997
Fair value
Senior notes (issued February 9, 2011)	$ 225,780	$ 268,750